Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000215611 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000215611 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	54.30%
C000215610 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000215610 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	54.30%